Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CULLEN FUNDS TRUST
Entity Central Index Key	0001109957
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000117696
Shareholder Report [Line Items]
Fund Name	Cullen Emerging Markets High Dividend Fund
Trading Symbol	CEMGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 1,631,097,414
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,156,137
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,631,097,414 Number of Portfolio Holdings79 Advisory Fee (net of waivers)$6,156,137 Portfolio turnover41%
C000117697
Shareholder Report [Line Items]
Fund Name	Cullen Emerging Markets High Dividend Fund
Trading Symbol	CEMFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 1,631,097,414
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,156,137
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,631,097,414 Number of Portfolio Holdings79 Advisory Fee (net of waivers)$6,156,137 Portfolio turnover41%
C000263314
Shareholder Report [Line Items]
Fund Name	Cullen Emerging Markets High Dividend Fund
Trading Symbol	CEMEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Performance Inception Date	Nov. 25, 2025
AssetsNet	$ 1,631,097,414
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,156,137
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,631,097,414 Number of Portfolio Holdings79 Advisory Fee (net of waivers)$6,156,137 Portfolio turnover41%
C000117698
Shareholder Report [Line Items]
Fund Name	Cullen Emerging Markets High Dividend Fund
Trading Symbol	CEMDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$68	1.25%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 1,631,097,414
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,156,137
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,631,097,414 Number of Portfolio Holdings79 Advisory Fee (net of waivers)$6,156,137 Portfolio turnover41%
C000163394
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income Fund
Trading Symbol	ENHCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 141,675,141
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 334,405
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,675,141 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$334,405 Portfolio turnover67%
C000163395
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income Fund
Trading Symbol	ENHNX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 141,675,141
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 334,405
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,675,141 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$334,405 Portfolio turnover67%
C000163396
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income Fund
Trading Symbol	ENHRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 141,675,141
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 334,405
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,675,141 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$334,405 Portfolio turnover67%
C000018479
Shareholder Report [Line Items]
Fund Name	Cullen High Dividend Equity Fund
Trading Symbol	CHVCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 643,626,422
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,025,745
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$643,626,422 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$2,025,745 Portfolio turnover11%
C000018480
Shareholder Report [Line Items]
Fund Name	Cullen High Dividend Equity Fund
Trading Symbol	CHDVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 643,626,422
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,025,745
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$643,626,422 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$2,025,745 Portfolio turnover11%
C000018478
Shareholder Report [Line Items]
Fund Name	Cullen High Dividend Equity Fund
Trading Symbol	CHDEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 643,626,422
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,025,745
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$643,626,422 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$2,025,745 Portfolio turnover11%
C000018482
Shareholder Report [Line Items]
Fund Name	Cullen International High Dividend Fund
Trading Symbol	CIHCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 393,114,621
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,475,114
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$393,114,621 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$1,475,114 Portfolio turnover46%
C000018483
Shareholder Report [Line Items]
Fund Name	Cullen International High Dividend Fund
Trading Symbol	CIHIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 393,114,621
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,475,114
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$393,114,621 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$1,475,114 Portfolio turnover46%
C000018481
Shareholder Report [Line Items]
Fund Name	Cullen International High Dividend Fund
Trading Symbol	CIHDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 393,114,621
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,475,114
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$393,114,621 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$1,475,114 Portfolio turnover46%
C000079421
Shareholder Report [Line Items]
Fund Name	Cullen Small Cap Value Fund
Trading Symbol	CUSCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 9,525,964
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,525,964 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio turnover21%
C000079420
Shareholder Report [Line Items]
Fund Name	Cullen Small Cap Value Fund
Trading Symbol	CUSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 9,525,964
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,525,964 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio turnover21%
C000079419
Shareholder Report [Line Items]
Fund Name	Cullen Small Cap Value Fund
Trading Symbol	CUSRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 9,525,964
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,525,964 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio turnover21%
C000117699
Shareholder Report [Line Items]
Fund Name	Cullen Value Fund
Trading Symbol	CVLFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.75%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 27,666,848
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,666,848 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio turnover14%
C000117700
Shareholder Report [Line Items]
Fund Name	Cullen Value Fund
Trading Symbol	CVLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 27,666,848
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,666,848 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio turnover14%
C000117701
Shareholder Report [Line Items]
Fund Name	Cullen Value Fund
Trading Symbol	CVLEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 27,666,848
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,666,848 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio turnover14%